Pension Plans and Retiree Benefits - Summary of Amounts Recorded in Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit
Defined Benefit Plan Disclosure
Past service credit (cost)	$ (0.1)	$ (0.5)
Net actuarial gain (loss)	(24.3)	(19.4)
Recognized in AOCI pre-tax	(24.4)	(19.9)
Increase (decrease) by the amount included in deferred tax liabilities	9.3	4.6
Net amount in AOCI after-tax	(15.1)	(15.3)
Defined Benefit | Canada
Defined Benefit Plan Disclosure
Past service credit (cost)	(0.2)	(0.3)
Net actuarial gain (loss)	(9.4)	(8.7)
Recognized in AOCI pre-tax	(9.6)	(9.0)
Increase (decrease) by the amount included in deferred tax liabilities	2.3	2.4
Net amount in AOCI after-tax	(7.3)	(6.6)
Defined Benefit | United States
Defined Benefit Plan Disclosure
Past service credit (cost)	0.1	(0.2)
Net actuarial gain (loss)	(14.9)	(10.7)
Recognized in AOCI pre-tax	(14.8)	(10.9)
Increase (decrease) by the amount included in deferred tax liabilities	7.0	2.2
Net amount in AOCI after-tax	(7.8)	(8.7)
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit (cost)	0.3	0.4
Net actuarial gain (loss)	17.5	(5.5)
Recognized in AOCI pre-tax	17.8	(5.1)
Increase (decrease) by the amount included in deferred tax liabilities	(8.9)	1.4
Net amount in AOCI after-tax	8.9	(3.7)
Post- Retirement Benefits | Canada
Defined Benefit Plan Disclosure
Past service credit (cost)	0.3	0.4
Net actuarial gain (loss)	(0.7)	(0.5)
Recognized in AOCI pre-tax	(0.4)	(0.1)
Increase (decrease) by the amount included in deferred tax liabilities	0.1	0.0
Net amount in AOCI after-tax	(0.3)	(0.1)
Post- Retirement Benefits | United States
Defined Benefit Plan Disclosure
Past service credit (cost)	0.0	0.0
Net actuarial gain (loss)	18.2	(5.0)
Recognized in AOCI pre-tax	18.2	(5.0)
Increase (decrease) by the amount included in deferred tax liabilities	(9.0)	1.4
Net amount in AOCI after-tax	$ 9.2	$ (3.6)